UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 07/31/2025

Date of reporting period: 1/31/2025

Item 1. Reports to Stockholders.

(a)

Coho Relative Value Equity Fund
Advisor Class | COHOX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about the Coho Relative Value Equity Fund for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://www.cohofunds.com/relative-value-equity-fund/literature/. You can also request this information by contacting us at 1-866-264-6234
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$40	0.79%
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$199,246,272
Number of Holdings	29
Portfolio Turnover	12%
Visit https://www.cohofunds.com/relative-value-equity-fund/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top 10 Issuers	(%)
UnitedHealth Group	5.3%
Cencora	4.9%
Ross Stores	4.8%
Thermo Fisher Scientific	4.6%
Lowe’s Companies	4.4%
Walt Disney	4.1%
Sysco	4.0%
Marsh & McLennan Companies	3.6%
Philip Morris International	3.5%
US Bancorp	3.4%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cohofunds.com/relative-value-equity-fund/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Coho Partners, Ltd. documents not be householded, please contact Coho Partners, Ltd. at 1-866-264-6234, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Coho Partners, Ltd. or your financial intermediary.
Coho Relative Value Equity Fund	PAGE 1	TSR-SAR-56166Y636

Coho Relative Value ESG Fund
Advisor Class | CESGX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about the Coho Relative Value ESG Fund for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://www.cohofunds.com/esg-fund/literature/. You can also request this information by contacting us at 1-866-264-6234
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$40	0.79%
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$37,387,214
Number of Holdings	25
Portfolio Turnover	15%
Visit https://www.cohofunds.com/esg-fund/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top 10 Issuers	(%)
UnitedHealth Group	5.2%
Ross Stores	5.0%
Lowe’s Companies	4.8%
Cencora	4.7%
Thermo Fisher Scientific	4.6%
Abbott Laboratories	4.5%
Sysco	4.3%
US Bancorp	4.2%
W.W. Grainger	4.0%
Walt Disney	4.0%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cohofunds.com/esg-fund/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Coho Partners, Ltd. documents not be householded, please contact Coho Partners, Ltd. at 1-866-264-6234, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Coho Partners, Ltd. or your financial intermediary.
Coho Relative Value ESG Fund	PAGE 1	TSR-SAR-56166Y222

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Coho Funds
Coho Relative Value Equity Fund
Coho Relative Value ESG Fund
Core Financial Statements
January 31, 2025

Coho Relative Value Equity Fund
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Communication Services - 4.1%
Walt Disney	72,326	$8,177,178
Consumer Discretionary - 15.8%
AutoZone(a)	1,960	6,566,411
Lowe’s Companies	33,819	8,794,293
Ross Stores	63,230	9,519,909
Service Corp. International	83,568	6,528,332
		31,408,945
Consumer Staples - 18.1%
Coca-Cola	68,596	4,354,474
Constellation Brands - Class A	23,653	4,276,462
Keurig Dr. Pepper	205,051	6,582,137
Mondelez International - Class A	102,120	5,921,939
Philip Morris International	53,442	6,958,149
Sysco	109,172	7,960,822
		36,053,983
Energy - 2.9%
Chevron	38,752	5,781,411
Financials - 15.3%
Global Payments	47,666	5,379,108
Marsh & McLennan Companies	32,921	7,139,907
State Street	46,384	4,713,542
US Bancorp	141,980	6,783,804
W R Berkley	108,935	6,408,646
		30,425,007
Health Care - 29.4%(b)
Abbott Laboratories	47,036	6,017,315
Amgen	22,258	6,352,878
Baxter International	105,721	3,442,276
Cencora	38,210	9,713,364
Johnson & Johnson	42,974	6,538,494
Medtronic PLC	74,195	6,738,390
Thermo Fisher Scientific	15,465	9,244,204
UnitedHealth Group	19,353	10,498,809
		58,545,730
Industrials - 5.4%
United Parcel Service - Class B	38,657	4,415,789
W.W. Grainger	5,913	6,283,568
		10,699,357
Information Technology - 2.8%
Microchip Technology	104,144	5,655,019
Materials - 2.9%
Air Products and Chemicals	17,461	5,853,975
TOTAL COMMON STOCKS (Cost $173,876,395)		192,600,605

The accompanying notes are an integral part of these financial statements.

1

Coho Relative Value Equity Fund
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
TOTAL INVESTMENTS - 96.7% (Cost $173,876,395)		$192,600,605
Money Market Deposit Account - 3.1%(c)		6,231,071
Other Assets in Excess of Liabilities - 0.2%		414,596
TOTAL NET ASSETS - 100.0%		$199,246,272

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 2.47%.

The accompanying notes are an integral part of these financial statements.

2

Coho Relative Value ESG Fund
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Communication Services - 4.0%
Walt Disney	13,167	$1,488,661
Consumer Discretionary - 17.4%
AutoZone(a)	422	1,413,788
Lowe’s Companies	6,866	1,785,435
Ross Stores	12,428	1,871,160
Service Corp. International	18,167	1,419,206
		6,489,589
Consumer Staples - 19.2%
Coca-Cola	13,917	883,451
Colgate-Palmolive	12,232	1,060,514
Kenvue	48,279	1,027,860
Keurig Dr. Pepper	40,550	1,301,655
Mondelez International - Class A	22,536	1,306,863
Sysco	21,818	1,590,969
		7,171,312
Financials - 15.0%
Global Payments	10,675	1,204,674
Marsh & McLennan Companies	6,634	1,438,782
State Street	13,946	1,417,192
US Bancorp	32,704	1,562,597
		5,623,245
Health Care - 32.8%(b)
Abbott Laboratories	13,080	1,673,324
Amgen	4,407	1,257,846
Baxter International	33,847	1,102,058
Cencora	6,935	1,762,946
Johnson & Johnson	8,965	1,364,025
Medtronic PLC	15,758	1,431,142
Thermo Fisher Scientific	2,883	1,723,313
UnitedHealth Group	3,595	1,950,252
		12,264,906
Industrials - 4.0%
W.W. Grainger	1,417	1,505,803
Information Technology - 3.4%
Microchip Technology	23,145	1,256,774
TOTAL COMMON STOCKS (Cost $33,112,840)		35,800,290
TOTAL INVESTMENTS - 95.8% (Cost $33,112,840)		$35,800,290
Money Market Deposit Account - 4.2%(c)		1,586,949
Liabilities in Excess of Other Assets - (0.0)%(d)		(25)
TOTAL NET ASSETS - 100.0%		$37,387,214

The accompanying notes are an integral part of these financial statements.

3

Coho Relative Value ESG Fund
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 2.47%.

(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

COHO FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2025 (Unaudited)

	Coho Relative Value Equity Fund	Coho Relative Value ESG Fund
ASSETS:
Investments, at value
(Cost: $173,876,395 & $33,112,840 respectively)	$192,600,605	$35,800,290
Cash Equivalent	6,231,071	1,586,949
Dividends and interest receivable	144,338	30,800
Receivable for capital shares sold	122,121	—
Receivable for investment securities sold	1,799,027	—
Prepaid expenses	9,957	14,344
Total assets	200,907,119	37,432,383
LIABILITIES:
Payable to investment adviser	102,064	9,304
Payable for capital shares redeemed	1,456,118	—
Payable for fund administration & accounting fees	35,465	6,843
Payable for audit fees	10,221	11,110
Payable for custody fees	26,637	3,401
Payable for transfer agent fees & expenses	7,767	3,372
Payable for trustee fees	5,249	4,810
Payable for compliance fees	2,087	2,087
Accrued expenses	15,239	4,242
Total liabilities	1,660,847	45,169
NET ASSETS	$199,246,272	$37,387,214
NET ASSETS CONSIST OF:
Paid-in capital	$165,855,163	$36,445,609
Total distributable earnings	33,391,109	941,605
Net assets	$ 199,246,272	$37,387,214
Net Assets	$199,246,272	$37,387,214
Shares issued and outstanding(1)	15,471,017	3,166,396
Net asset value, redemption price and offering price per share	$12.88	$11.81

(1)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

COHO FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended January 31, 2025 (Unaudited)

	Coho Relative Value Equity Fund	Coho Relative Value ESG Fund
INVESTMENT INCOME:
Dividend income	$3,332,116	$391,345
Interest income	136,759	25,597
Total investment income	3,468,875	416,942
EXPENSES:
Investment adviser fees (See Note 4)	1,118,201	144,992
Fund administration & accounting fees (See Note 4)	127,238	24,342
Custody fees (See Note 4)	27,928	4,784
Transfer agent fees & expenses (See Note 4)	23,217	10,641
Federal & state registration fees	17,026	11,178
Trustee fees	11,940	11,448
Audit fees	10,222	9,610
Legal fees	9,482	10,324
Postage & printing fees	7,524	1,592
Compliance fees (See Note 4)	6,256	6,256
Other expenses	3,722	2,188
Insurance fees	2,842	1,288
Total expenses before interest expense, waiver	1,365,598	238,643
Interest expense (See Note 10)	8,008	—
Total expenses before waiver	1,373,606	238,643
Less: waiver from investment adviser (See Note 4)	(103,629)	(75,009)
Net expenses	1,269,977	163,634
NET INVESTMENT INCOME	2,198,898	253,308
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	30,152,247	55,323
Net change in unrealized appreciation/depreciation on investments	(33,244,022)	(257,379)
Net realized and unrealized loss on investments	(3,091,775)	(202,056)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(892,877)	$51,252

The accompanying notes are an integral part of these financial statements.

6

COHO RELATIVE VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
OPERATIONS:
Net investment income	$2,198,898	$9,280,862
Net realized gain on investments	30,152,247	53,141,915
Net change in unrealized appreciation/depreciation on investments	(33,244,022)	(57,425,262)
Net increase (decrease) in net assets resulting from operations	(892,877)	4,997,515
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,903,609	67,728,359
Proceeds from reinvestment of distributions	28,198,887	48,733,921
Payments for shares redeemed	(222,121,054)	(477,504,175)
Net decrease in net assets resulting from capital share transactions	(183,018,558)	(361,041,895)
DISTRIBUTIONS TO SHAREHOLDERS	(34,503,030)	(67,479,859)
TOTAL DECREASE IN NET ASSETS	(218,414,465)	(423,524,239)
NET ASSETS:
Beginning of period	417,660,737	841,184,976
End of period	$199,246,272	$417,660,737

The accompanying notes are an integral part of these financial statements.

7

COHO RELATIVE VALUE ESG FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
OPERATIONS:
Net investment income	$253,308	$715,679
Net realized gain (loss) on investments	55,323	(1,890,022)
Net change in unrealized appreciation/depreciation on investments	(257,379)	2,924,483
Net increase in net assets resulting from operations	51,252	1,750,140
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	860,287	3,861,094
Proceeds from reinvestment of distributions	715,617	1,027,077
Payments for shares redeemed	(11,065,314)	(13,937,475)
Net decrease in net assets resulting from capital share transactions	(9,489,410)	(9,049,304)
DISTRIBUTIONS TO SHAREHOLDERS:	(715,639)	(1,027,100)
TOTAL DECREASE IN NET ASSETS	(10,153,797)	(8,326,264)
NET ASSETS:
Beginning of period	47,541,011	55,867,275
End of period	$37,387,214	$47,541,011

The accompanying notes are an integral part of these financial statements.

8

COHO RELATIVE VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the periods.

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
PER SHARE DATA(1):
Net asset value, beginning of period	$14.67	$15.83	$16.48	$17.51	$14.42	$14.20
INVESTMENT OPERATIONS:
Net investment income	0.17	0.30	0.23(2)	0.23(2)	0.25(2)	0.25(2)
Net realized and unrealized gain (loss) on investments	(0.22)	0.15(3)	0.25	0.12	3.46	0.93
Total from investment operations	(0.05)	0.45	0.48	0.35	3.71	1.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.29)	(0.21)	(0.24)	(0.22)	(0.26)
Net realized gains	(1.43)	(1.32)	(0.92)	(1.14)	(0.40)	(0.70)
Total distributions	(1.74)	(1.61)	(1.13)	(1.38)	(0.62)	(0.96)
Paid-in capital from redemption fees	—	—	—	—	—(4)	—(4)
Net asset value, end of period	$12.88	$14.67	$15.83	$16.48	$17.51	$14.42
Total return(6)	−0.47%	3.59%	3.12%	1.96%	26.33%	8.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$199,246	$417,661	$841,185	$958,155	$989,261	$741,826
Ratio of expenses to average net assets:
Before expense waiver/recoupment(7)	0.86%	0.81%	0.79%	0.78%	0.78%	0.82%
After expense waiver/recoupment(7)	0.79%	0.79%	0.79%	0.79%	0.79%	0.81%(5)
Ratio of expenses excluding interest to average net assets:
Before expense waiver/reimbursement(7)	0.85%	0.81%	0.79%	0.78%	0.78%	0.82%
After expense waiver/reimbursement(7)	0.79%	0.79%	0.79%	0.79%	0.79%	0.81%
Ratio of net investment income to average net assets:
After expense waiver/recoupment(7)	1.38%	1.59%	1.50%	1.35%	1.53%	1.76%
Portfolio turnover rate(6)	12%	19%	12%	23%	26%	27%

(1)	On November 22, 2019 the Fund’s Institutional Class shares were merged into the Advisor Class shares. The Advisor Class name was subsequently discontinued following the merger.
(2)	Per share amounts calculated using the average shares method.
(3)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

(4)	Amount per share is less than $0.01.
(5)	Prior to November 22, 2019, the annual expense limitation was 0.94% of the average daily net assets for the Advisor Class. Thereafter it was 0.79% for the existing class.
(6)	Not Annualized for periods less than one year.
(7)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

9

COHO RELATIVE VALUE ESG FUND
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the periods.

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,				Since Inception(1) through July 31, 2020
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.08	$11.83	$11.79	$12.43	$10.19	$10.00
INVESTMENT OPERATIONS:
Net investment income	0.13	0.20	0.15	0.09	0.08	0.05
Net realized and unrealized gain (loss) on investments	(0.17)	0.29	0.14	(0.08)(4)	2.37	0.15
Total from investment operations	(0.04)	0.49	0.29	0.01	2.45	0.20
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.17)	(0.06)	(0.08)	(0.05)	(0.01)
Net realized gains	—	(0.07)	(0.19)	(0.57)	(0.16)	—
Total distributions	(0.23)	(0.24)	(0.25)	(0.65)	(0.21)	(0.01)
Net asset value, end of period	$11.81	$12.08	$11.83	$11.79	$12.43	$10.19
Total return(2)	−0.30%	4.20%	2.52%	−0.02%	24.26%	2.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$37,387	$47,541	$55,867	$48,248	$22,203	$3,707
Ratio of expenses to average net assets:
Before expense waiver/reimbursement(3)	1.15%	1.08%	1.03%	1.14%	1.81%	9.78%
After expense waiver/reimbursement(3)	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets:
After expense waiver/reimbursement(3)	1.23%	1.41%	1.44%	1.20%	1.15%	1.48%
Portfolio turnover rate(2)	15%	17%	20%	22%	25%	10%

(1)	Inception date for the Fund was November 27, 2019.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

10

Coho Funds
Notes to Financial Statements
January 31, 2025 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Both the Coho Relative Value Equity Fund (the “Equity Fund”) and Coho Relative Value ESG Fund (the “ESG Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series, each with their own investment objectives and policies within the Trust. The investment objective of both Funds is total return. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Equity Fund commenced operations on August 14, 2013 and currently offers only one class of shares. Effective November 22, 2019, the Fund ceased offering its Institutional Class shares. The remaining Institutional Class shares were converted to Advisor Class shares at the close of business on November 22, 2019 and the Advisor Class name was subsequently discontinued. The Advisor Class shares were previously subject up to a maximum 0.15% shareholder servicing fee which is not applicable to the existing share class. Each class of shares had identical rights and privileges except with respect to shareholder servicing fees and voting rights on matters affecting a single class. The ESG Fund commenced operations on November 27, 2019 and currently offers only one class of shares. Both Funds may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended January 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended January 31, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the year period January 31, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended July 31, 2021.
Security Transactions, Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.
Expenses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

11

Coho Funds
Notes to Financial Statements
January 31, 2025 (Unaudited)(Continued)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.
Equity Securities – Equity securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent valuation adjustments are not applied, these securities are categorized in Level 1 of the fair value hierarchy.
Cash & Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less. These balances may exceed FDIC insured limits.

12

Coho Funds
Notes to Financial Statements
January 31, 2025 (Unaudited)(Continued)
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Coho Partners Ltd. (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2025:
Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$192,600,605	$ —	$ —	$192,600,605
Total Investments in Securities*	$192,600,605	$ —	$ —	$192,600,605

ESG Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$35,800,290	$ —	$ —	$35,800,290
Total Investments in Securities*	$35,800,290	$ —	$ —	$35,800,290

*	Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser, on a monthly basis, an annual advisory fee equal to 0.70% of the daily net assets of the Funds.
The Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund for their expenses to ensure total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes, and extraordinary expenses) do not exceed 0.79% of each Fund’s average daily net assets.
Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses for the Funds subject to potential recovery by month of expiration are as follows:

	Equity Fund	ESG Fund
Expiration	Amount	Amount
February 2025 – July 2025	$—	$68,806
August 2025 – July 2026	18,086	122,788
August 2026 – July 2027	105,779	149,547
August 2027 – July 2028	103,629	75,009

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.

13

Coho Funds
Notes to Financial Statements
January 31, 2025 (Unaudited)(Continued)
The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended January 31, 2025, are disclosed in the Statement of Operations.
5. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds were as follows:
Equity Fund

	Period Ended January 31, 2025	Year Ended July 31, 2024
Shares sold	794,799	4,697,052
Shares issued to holders in reinvestment of distributions	2,117,047	3,494,249
Shares redeemed	(15,917,865)	(32,863,732)
Net decrease in shares outstanding	(13,006,019)	(24,672,431)

ESG Fund

	Period Ended January 31, 2025	Year Ended July 31, 2024
Shares sold	74,050	336,207
Shares issued to holders in reinvestment of distributions	62,499	89,596
Shares redeemed	(906,774)	(1,213,374)
Net decrease in shares outstanding	(770,225)	(787,571)

6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, of the Funds for the period ended January 31, 2025, were as follows:

	Equity Fund		ESG Fund
	Purchases	Sales	Purchases	Sales
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$37,498,898	$244,881,053	$5,794,565	$15,462,280

7. INCOME TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at July 31, 2024, the Funds’ most recently completed fiscal year end, were as follows:

	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
Equity Fund	$73,660,046	$(29,700,684)	$43,959,362	$359,115,172
ESG Fund	5,615,771	(3,069,773)	2,545,998	43,124,063

Any difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales in the Funds.

14

Coho Funds
Notes to Financial Statements
January 31, 2025 (Unaudited)(Continued)
At July 31, 2024, components of distributable earnings on a tax-basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Net Unrealized Appreciation	Total Distributable Earnings
Equity Fund	$4,072,470	$20,755,184	$—	$43,959,362	$68,787,016
ESG Fund	715,639	—	(1,655,645)	2,545,998	1,605,992

As of July 31, 2024, the ESG Fund has a short-term capital loss carryover of $397,683 and a long-term capital loss carryover of $1,257,962. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of a fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2024, the Funds did not defer any qualified late year losses.
The tax character of distributions paid by the Funds for the period ended January 31, 2025, were as follows:

	Ordinary Income*	Long Term Capital Gains	Total
Equity Fund	$6,160,938	$28,342,092	$34,503,030
ESG Fund	715,639	—	715,639

The tax character of distributions paid for the year ended July 31, 2024, were as follows:

	Ordinary Income*	Long Term Capital Gains	Total
Equity Fund	$12,266,026	$55,213,833	$67,479,859
ESG Fund	740,444	286,656	1,027,100

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
8. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2025, National Financial Services, LLC, for the benefit of its customers, owned 32.96% of the outstanding shares of the Equity Fund, and Charles Schwab & Co., for the benefit of its customers, owned 85.60% of the outstanding shares of the ESG Fund.
9. LINE OF CREDIT
The Equity Fund and ESG Fund each has established an unsecured Line of Credit (“LOC”) in the amount of $50,000,000 and $7,000,000 respectively, or 33.33% of the fair value of each Fund’s investments, whichever is less. In addition, Equity fund and the ESG Fund’s borrowings are limited to 20% and 15% of the gross market value of each fund respectively. Each LOC matures, unless renewed, on July 18, 2025. These LOCs are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOCs are with the Custodian. Interest is charged at the prime rate which was 7.50% as of January 31, 2025. The interest rate during the period was between 7.50 and 8.50%. The weighted average interest paid on outstanding borrowing was 7.63%. Each Fund has authorized the Custodian to charge any of each Fund’s accounts for any missed payments. For the period ended January 31, 2025, the Funds’ LOC activity was as follows:

Fund	LOC Agent	Average Borrowings	Amount Outstanding as of January 31, 2025	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
Equity Fund	U.S. Bank N.A.	$205,223	$ —	$8,008	$22,370,000	December 23, 2024
ESG Fund	U.S. Bank N.A.	—	—	—	—	—

15

COHO FUNDS
ADDITIONAL INFORMATION
January 31, 2025 (UNAUDITED)
AVAILABILITY OF FUNDS PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Each Fund’s Part F of Form N-PORT is available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-264-6234.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-264-6234. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30, is available (1) without charge, upon request, by calling 1-866-264-6234, or (2) on the SEC’s website at https://www.sec.gov/.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END INVESTMENT COMPANIES
See the Statement of Operations.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

16

INVESTMENT ADVISER
Coho Partners, Ltd.
300 Berwyn Park
801 Cassatt Road, Suite 100
Berwyn, PA 19312
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUNDS ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
This report should be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-866-264-6234.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	April 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	April 9, 2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	April 9, 2025

* Print the name and title of each signing officer under his or her signature.